TAXES RECEOVERABLE (Tables)	12 Months Ended
Dec. 31, 2023
Schedule Of Income Taxes Recoverable And Canadian Sales Taxes
	December 31, 2023	December 31, 2022
VAT recoverable	$3,231	$1,385
GST recoverable	20	25
Income taxes recoverable	3,329	2,327
	$6,580	$3,737